Recently Adopted and Issued Not Yet Effective Accounting Standards	12 Months Ended
Dec. 31, 2023
Recently Adopted and Issued Not Yet Effective Accounting Standards
Recently Adopted and Issued Not Yet Effective Accounting Standards

3.Recently Adopted and Issued Not Yet Effective Accounting Standards

Insurance contracts

In May 2017, the IASB published Insurance contracts, IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. The objective of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. This information gives a basis for users of financial statements to assess the effect that insurance contracts have on the entity’s financial position, financial performance and cash flows. The adoption of this amendment did not have an impact on the Company’s consolidated financial statements.

Deferred tax related to assets and liabilities arising from a single transaction

In May 2021, the IASB published a narrow scope amendment to IAS 12 – Income Taxes. In September 2022, IAS 12 was revised to reflect this amendment. The amendment narrowed the scope of the recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences such as deferred taxes on leases and decommissioning obligations. The amendment is effective for annual periods beginning on or after January 1, 2023 and applied retrospectively. The adoption of this amendment did not have an impact on the Company’s consolidated financial statements.

Definition of Accounting Estimates

On February 12, 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8). The amendments require the disclosure of material accounting policy information rather than disclosing material accounting policies and clarifies how to distinguish changes in accounting policies from changes in accounting estimates. The amendment is effective for annual periods beginning on or after January 1, 2023. The adoption of the new standard did not impact the consolidated financial statements of the Company.

Disclosure of Accounting Policies

On February 12, 2021, the IASB issued Disclosure Initiative – Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements). The amendments help companies provide useful accounting policy disclosures. The amendment is effective for annual periods beginning on or after January 1, 2023. The adoption of the new standard did not impact the consolidated financial statements of the Company.

International Tax Reform

Pillar Two Model Rules. Amendments to IAS 12 Income Taxes were issued to give entities temporary mandatory relief from accounting for deferred taxes arising from the Organization for Economic Co-operation and Development’s international tax reform. The amendments became effective upon issuance, except for certain disclosure requirements which become effective for annual reporting periods beginning on or after January 1, 2023. The adoption of the new standard did not impact the financial statements of the Company.

Classification of liabilities as current or non-current

In October 2022, the IASB issued classification of liabilities as current or non-current, which made amendments to IAS 1 – Presentation of financial statements. The amendment clarifies that only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months. Classification is unaffected by the expectations of the Company will exercise its right to defer settlement of a liability. Lastly, the amendment clarifies that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The Company is currently in the process of determining the impact of the amendment and will determine if debt may be classified as a current liability upon adoption.

Other accounting standard issued but not yet effective

The following new and amended standard is not expected to have a significant impact on the Company’s financial statements.

●	Lease Liability in a Sale and Leaseback (Amendment to IFRS 16 Leases) – effective January 1, 2024.